General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill				$ 646,715	$ 616,997
NiceSystems
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)	$ (10,287)
Goodwill	111,142
Consideration Transferred	154,382
An Israeli Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred		$ 24,000	$ 154,000
Technology		9,300
Goodwill		$ 8,300
Technology | NiceSystems
Business Acquisition [Line Items]
Technology	$ 31,997
Expected useful lives	7 years 6 months
In-process research and development (“IPR&D”) | NiceSystems
Business Acquisition [Line Items]
Technology	$ 714
Expected useful lives	2 years 6 months
Customer relationships | NiceSystems
Business Acquisition [Line Items]
Technology	$ 9,127
Expected useful lives	8 years 6 months
Backlog | NiceSystems
Business Acquisition [Line Items]
Technology	$ 11,689
Expected useful lives	5 years 6 months